Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies
Basis of Presentation	Basis of Presentation The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Segment Information

Segment Information

        Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment, which is the business of discovering, developing and commercializing drugs to treat cancer and other major diseases. All of the Company's revenues are derived in the United States. All material long-lived assets of the Company reside in the United States.

Use of Estimates

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

        On an ongoing basis, the Company's management evaluates its estimates, including estimates related to clinical trial accruals, stock-based compensation expense, and reported amounts of revenues and expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Although the Company regularly assesses these estimates, actual results could differ from those estimates. Changes in estimates are recorded in the period in which they become known.

Principles of Consolidation

Principles of Consolidation

        The consolidated financial statements include the accounts of Karyopharm Therapeutics Inc. (a Delaware corporation) as well as the accounts of Karyopharm Securities Corp. ("KPSC", a Massachusetts corporation), incorporated in December 2013, and NPM Pharma Inc. ("NPM", a Canadian corporation), two wholly-owned subsidiaries requiring consolidation. All significant intercompany balances and transactions have been eliminated in consolidation.

        NPM was formed in December 2011 and was 50% owned by the Company until it became a wholly-owned subsidiary in August 2013. NPM was established to procure research and development services in connection with clinical pharmaceutical studies with Canadian vendors on the Company's behalf.

        A Variable Interest Entity ("VIE") is an entity that either (i) has insufficient equity to permit the entity to finance its activities without additional subordinated financial support or (ii) has equity investors who lack the characteristics of a controlling financial interest. A VIE is consolidated by its primary beneficiary. The primary beneficiary has both the power to direct the activities that most significantly impact the entity's economic performance and the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the VIE. Prior to August 2013, NPM was a VIE, and the Company, as its primary beneficiary, presented consolidated financials that included the accounts of NPM at December 31, 2012.

        Total NPM assets and liabilities reflected on the Company's balance sheet for December 31, 2012 are as follows:

December 31, 2012
Assets:
Cash and Cash Equivalents	$12
Prepaid Expenses and other current assets	485

Total Assets	$497

Liabilities:
Accounts payable	$499
Accrued expenses and other liabilities	312

Total Liabilities	$811

Cash and Cash Equivalents

Cash and Cash Equivalents

        Cash equivalents consist primarily of demand deposit accounts and deposits in short-term money market funds. Cash equivalents are stated at cost, which approximates fair market value. The Company considers all highly liquid investments with maturities of three months of less from the date of purchase to be cash equivalents.

Concentrations of Credit Risk and Off-Balance Sheet Risk

Concentrations of Credit Risk and Off-Balance Sheet Risk

        Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company maintains cash accounts in commercial banks, which may, at times, exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Fair Value Measurements

Fair Value Measurements

        The Company's financial instruments consist principally of cash and cash equivalents, accounts payable, and accrued liabilities. Fair value measurements are classified and disclosed in one of the following three categories:

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  Level 1—Quoted prices in active markets for identical assets or liabilities.

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  Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

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  Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

        Assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012 are as follows:

		Fair Value Measurements at Reporting Date Using
	Balance as of December 31, 2013
Description		Level 1	Level 2	Level 3
Money Market Funds, included in cash equivalents	$155,765	$—	$155,765	$—

		Fair Value Measurements at Reporting Date Using
	Balance as of December 31, 2012
Description		Level 1	Level 2	Level 3
Money Market Funds, included in cash equivalents	$2	$—	$2	$—

        The cash equivalents represent deposits in a short term money market fund. The Company measures cash equivalents at fair value on a recurring basis. The fair value of cash equivalents is determined based on "Level 2" inputs.

Property and Equipment, net

Property and Equipment, net

        Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the respective assets, generally three to five years. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful economic lives of the related assets. Expenditures for maintenance and repairs are charged to expense while the costs of significant improvements are capitalized. Upon retirement or sale, the cost of the assets disposed of and the related accumulated depreciation are eliminated from the balance sheets and any related gains or losses are reflected in the consolidated statements of operations.

Long-Lived Assets

Long-Lived Assets

        The Company reviews the carrying values of its long-lived assets for possible impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. Any long-lived assets held for disposal are reported at the lower of their carrying amounts or fair values less costs to sell. The Company has not recorded an impairment in any period since inception.

Revenue Recognition

Revenue Recognition

        The Company recognizes revenue in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 605, Revenue Recognition. The Company recognizes revenue in accordance with the milestone method of revenue recognition for arrangements involving research or development or other performance obligations whereby a portion or all of the consideration is contingent upon achievement of milestone events. Under these provisions, arrangement consideration contingent upon achievement of a milestone is recognized by the Company in the period the milestone is met when the Company concludes that the milestone is substantive. At the inception of each applicable arrangement, the Company assesses each milestone and the consideration payable upon achievement of each milestone and concludes that the milestone is substantive if all of the following criteria are met: (i) the consideration is commensurate with the Company's performance or the enhanced value of a delivered item which is a direct result of the Company's performance to achieve the milestone, (ii) the consideration relates to past performance and there are no refund rights or other penalties related to the consideration based on completion of future performance and (iii) the consideration is reasonable relative to all the deliverables and payment terms within the arrangement. The related consideration for milestones that are considered substantive is recognized in its entirety in the period which the milestone is met.

        The milestone method of revenue recognition was applicable to two research agreements which were executed during 2013 and 2011, respectively.

        The agreement executed during 2013 includes payments upon the achievement of several development milestones as well as an upfront payment. The Company concluded that the upfront payment of $100 did not represent a substantive milestone. Accordingly, the Company is recognizing this amount on a straight-line basis from the date when substantive services commenced through the estimated completion of the final milestone. As of December 31, 2013, no additional milestones were met according to this research agreement. During the year ended December 31, 2013, the Company recognized $21 of the upfront payment pursuant to this research agreement.

        The agreement executed during 2011 includes payments upon the achievement of several development milestones as well as an upfront payment. The Company concluded that the upfront payment of $200 did not represent a substantive milestone. Accordingly, the Company recognized this amount on a straight-line basis from the date when substantive services commenced through the estimated completion of the final milestone. As of December 31, 2011, none of the milestones had been met and no revenue was recognized. During the year ended December 31, 2012, the Company recognized $634 related to this research agreement, including $134 of the upfront payment. During the year ended December 31, 2013, the Company recognized $366 related to this agreement, including $66 related to the upfront payment and $300 related to other milestones associated with the agreement. For the period from December 22, 2008 (date of inception) to December 31, 2013, the Company recognized revenue of $1.0 million under this research agreement. There are no future milestones to be met under this agreement.

        During 2010, the Company was awarded a federal grant in the amount of $245 under the Qualifying Therapeutic Discovery Project ("QTDP") related to research performed in 2009 and 2010 of which $93 and $152 was received and recognized in income during the years ended December 31, 2010 and December 31, 2011, respectively. For the period from December 22, 2008 (date of inception) to December 31, 2013, the Company recognized revenue of $245 related to the QTDP.

Organizational Costs	Organizational Costs All organizational costs are expensed as incurred.
Research and Development Expenses

Research and Development Expenses

        Research and development costs are charged to expense as incurred and include, but are not limited to:

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  employee-related expenses, including salaries, benefits, travel and stock-based compensation expense;

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  expenses incurred under agreements with contract research organizations, contract manufacturing organizations and consultants that conduct clinical trials and preclinical studies;

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  the cost of acquiring, developing and manufacturing clinical trial materials;

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  facility, depreciation and other expenses, which include direct and allocated expenses for rent and maintenance of facilities, insurance and other supplies; and

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  costs associated with preclinical activities and regulatory operations.

        Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as patient enrollment, clinical site activations, or information provided to the Company by its vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued research and development.

Comprehensive Loss

Comprehensive Loss

        Comprehensive loss consists of net loss and changes in equity during a period from transactions and other equity and circumstances generated from non-owner sources. The Company's net loss equals comprehensive loss for all periods presented.

Income Taxes

Income Taxes

        The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and the tax reporting basis of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax assets will be realized. The Company has evaluated available evidence and concluded that the Company may not realize the benefit of its deferred tax assets; therefore a valuation allowance has been established for the full amount of the deferred tax assets. The Company's practice is to recognize interest and/or penalties related to income tax matters in income tax expense.

Accounting for Stock-Based Compensation

Accounting for Stock-Based Compensation

        The Company accounts for its stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation—Stock Compensation ("ASC 718"). ASC 718 requires all stock-based payments to employees, including grants of employee stock options and restricted stock and modifications to existing stock options, to be recognized in the consolidated statements of operations and comprehensive loss based on their fair values. The Company uses the Black-Scholes option pricing model to determine the fair value of options granted.

        Consistent with the guidance in FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees, the fair value of each non-employee stock option is estimated at the date of grant using the Black-Scholes option pricing model with assumptions generally consistent with those used for employee stock options, with the exception of expected term, which is over the contractual life.

        Compensation expense related to awards to employees is recognized on a straight-line basis based on the grant date fair value over the associated service period of the award, which is generally the vesting term. Awards to non-employees are adjusted through stock-based compensation expense as the award vests to reflect the current fair value of such awards, and expensed using an accelerated attribution model.

Net Loss Per Share

Net Loss Per Share

        Basic net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. The Company's potential dilutive shares, which include outstanding common stock options and unvested restricted stock, have not been included in the computation of diluted net loss per share for any of the periods presented as the result would be antidilutive.

        The amounts in the table below were excluded from the calculation of diluted weighted-average shares outstanding, prior to the use of the treasury stock method, due to their anti-dilutive effect:

	December 31,
				Period from December 22, 2008 (date of inception) to December 31, 2013.
	2013	2012	2011
Convertible preferred stock	—	5,587,121	3,314,393	—
Special participation stock	—	10,000	10,000	—
Outstanding stock options	2,410,518	691,367	1,086,221	2,410,518
Non-vested restricted stock	166,949	541,218	938,143	166,949